Loss Per Share - Summary of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net loss	$ (120,052)	¥ (786,561)	¥ (649,761)	$ (416,983)	¥ (2,731,985)	¥ (3,691,673)	¥ (1,398,823)
Accretion on Preferred Shares to redemption value	0	0	(285,293)	(329,336)	(2,157,744)	(961,050)	(705,329)
Deemed dividend due to extinguishment of Preferred Shares				0	0	0	(43,136)
Deemed dividend due to modification of Preferred Shares				0	0	0	(41,485)
Deemed contribution from repurchase of Preferred Shares				0	0	9,969	0
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares				0	0	0	(66,091)
Net loss attributable to ordinary shareholders of XPeng Inc.	$ (120,052)	¥ (786,561)	¥ (935,054)	$ (746,319)	¥ (4,889,729)	¥ (4,642,754)	¥ (2,254,864)
Basic and diluted	1,586,718,206	1,586,718,206	362,747,375	754,270,914	754,270,914	349,450,580	330,176,070
Basic and diluted | (per share)	$ (0.08)	¥ (0.50)	¥ (2.58)	$ (0.99)	¥ (6.48)	¥ (13.29)	¥ (6.83)